Other assets - Favorable contracts (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Finite-lived Intangible Assets [Roll Forward]
Impairment of favorable contracts			$ (21)	$ 0
Amortization of favorable contracts	$ (58)	$ 0	(1)	(134)
Net carrying amount, end of period			10
Favorable contracts
Finite-lived Intangible Assets [Roll Forward]
Gross carrying amount, beginning of period			287	287
Accumulated amortization, end of period	(101)		(256)	(254)
Net carrying amount, beginning of period			33	186
Amortization of favorable contracts			(2)	(153)
Gross carrying amount, end of period	287		266	287
Accumulated amortization, beginning of period			(254)	(101)
Net carrying amount, end of period	$ 186		$ 10	$ 33